Pro Forma Financial Results of Combined Company with Consolidated Subsidiaries (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue	$ 9,401,551
Pro forma net loss	$ (5,496,889)
Pro forma net loss per share - basic and diluted	$ (0.18)